Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance				$ 444,000
Corporate income tax rate	35.00%	21.00%		21.00%	21.00%
Federal net operating loss carry forwards				$ 3,029,000	$ 1,474,000